ACQUISITIONS AND DIVESTITURE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Estimated Values Of Assets Acquired

The following table summarizes the estimated values of assets acquired and liabilities assumed effective August 1, 2013 (in thousands):

August 1, 2013
Oil and natural gas properties, equipment and facilities	$31,497
Asset retirement obligation	(1,088)

Net assets acquired	$30,409

The following table summarizes the estimated values of assets acquired and liabilities assumed effective August 1, 2013 (in thousands):

Oil and natural gas properties, equipment and facilities	$31,497
Asset retirement obligation	(1,088)

Net assets acquired	$30,409

Revenues And Lease Operating Expenses

The following table sets forth revenues and lease operating expenses attributable to the SEP I properties acquired (in thousands):

	Three Months Ended December 31,		Twelve Months Ended December 31,
	2013	2012	2013	2012
Revenue	$3,018	$5,036	$15,782	$20,939
Lease Operating Expenses	$819	$997	$3,047	$4,049

Supplemental Pro Forma Information

The following supplemental pro forma information presents consolidated results of operations as if the acquisition of the SEP I properties had occurred on January 1, 2013. The supplemental unaudited pro forma information was derived from a) our historical consolidated statements of operations and b) the statements of operations of SEP I. This information does not purport to be indicative of results of operations that would have occurred had the acquisition occurred on January 1, 2013, nor is such information indicative of any expected future results of operations.

(In thousands, except per unit data)	Pro Forma Three Months Ended June 30, 2013	Pro Forma Six Months Ended June 30, 2013
Revenue	$19,668	$29,316
Income (loss) from continuing operations	$3,179	$(4,551)
Discontinued operations	$—	$(2,686)
Net income (loss)	$3,179	$(7,237)
Income (loss) from continuing operations per unit
Class A units—Basic and diluted	$0.04	$(0.06)
Class B units—Basic and diluted	$0.11	$(0.16)
Discontinued operations per unit
Class A units—Basic and diluted	$—	$(0.03)
Class B units—Basic and diluted	$—	$(0.09)
Net income (loss) per unit
Class A units—Basic and diluted	$0.04	$(0.09)
Class B units—Basic and diluted	$0.11	$(0.25)
Weighted average units outstanding
Class A units—Basic	1,614,882	1,614,895
Class B units—Basic	28,069,687	28,030,676
Class A units—Diluted	1,614,882	1,614,895
Class B units—Diluted	28,445,139	28,030,676

 This information does not purport to be indicative of results of operations that would have occurred had the acquisition occurred on January 1, 2012, nor is such information indicative of any expected future results of operations.

	Pro Forma Three Months Ended December 31,		Pro Forma Twelve Months Ended December 31,
(In thousands)	2013	2012	2013	2012
Revenue	$11,458	$18,473	$56,841	$67,466
Income (loss) from continuing operations	$(13,066)	$1,093	$(18,514)	$3,825
Discontinued operations	$—	$(74,055)	$(2,686)	$(77,081)
Net Loss	$(13,066)	$(72,962)	$(21,200)	$(73,256)
Income (loss) from continuing operations per unit
Class A units—Basic and diluted	$(0.16)	$0.01	$(0.23)	$0.05
Class B units—Basic and diluted	$(0.46)	$0.04	$(0.65)	$0.13
Discontinued operations per unit
Class A units—Basic and diluted	$—	$(0.92)	$(0.03)	$(0.96)
Class B units—Basic and diluted	$—	$(2.55)	$(0.09)	$(2.66)
Net loss per unit
Class A units—Basic and diluted	$(0.16)	$(0.90)	$(0.26)	$(0.91)
Class B units—Basic and diluted	$(0.45)	$(2.52)	$(0.74)	$(2.53)
Weighted average units outstanding
Class A units—Basic and diluted	1,615,017	1,613,924	1,615,103	1,614,076
Class B units—Basic and diluted	28,457,577	28,412,032	28,057,592	28,412,353